UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09153
Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Income Trust                                                                          as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.8%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,320,262
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	554,434
		$1,874,696
Electric Utilities — 7.3%
1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	1,307,137
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,046,930
		$2,354,067
Escrowed / Prerefunded — 4.2%
500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	545,000
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	813,495
		$1,358,495
General Obligations — 17.8%
500	East Grand Rapids, Public School District, 5.00%, 5/1/25	521,715
500	Garden City School District, 5.00%, 5/1/26	516,655
5,335	Grand Rapids and Kent County Joint Building Authority, 0.00%, 12/1/29	1,819,822
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,043,430
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	786,997
1,000	White Cloud, Public Schools, 5.125%, 5/1/31	1,035,260
		$5,723,879
Health Care-Miscellaneous — 0.7%
215	Pittsfield Township Economic Development Corp., (Arbor Hospice), 7.875%, 8/15/27	218,861
		$218,861
Hospital — 28.9%
500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	537,540
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	129,474
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	129,769

$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	$560,353
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	515,045
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,020,870
750	Michigan Hospital Finance Authority, (Henry Ford Health), 5.00%, 11/15/38	772,005
1,000	Michigan Hospital Finance Authority, (Henry Ford Health), 5.25%, 11/15/46	1,048,410
1,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,024,170
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	786,683
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	789,585
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,088,910
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	875,904
		$9,278,718
Industrial Development Revenue — 7.8%
1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	1,014,540
800	Dickinson County Electronic Devolpment Corp., (International Paper Co.), 5.75%, 6/1/16	856,584
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	625,181
		$2,496,305
Insured-Electric Utilities — 6.3%
1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	1,053,600
500	Michigan Strategic Fund, Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	525,225
400	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 5.931%, 7/1/33 (1)(2)	425,556
		$2,004,381
Insured-Escrowed/Prerefunded — 18.0%
1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,061,360
2,000	Fenton Area Public Schools, (FGIC), Prerefunded to 5/1/08, 5.00%, 5/1/24	2,046,500

$2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25 (3)	$2,160,720
455	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.445%, 7/1/28 (1)(2)	492,528
		$5,761,108
Insured-General Obligations — 14.2%
1,000	Brandon School District, (FSA), 4.50%, 5/1/33	1,003,450
1,000	Brandon School District, (FSA), 4.50%, 5/1/35	1,001,890
650	Detroit School District, (FGIC), 4.75%, 5/1/28	656,598
750	Detroit School District, (FSA), 5.25%, 5/1/32	861,968
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	202,208
700	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27 (1)(2)	825,573
		$4,551,687
Insured-Hospital — 6.5%
1,000	Royal Oak, Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,041,690
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,051,160
		$2,092,850
Insured-Lease Revenue / Certificates of Participation — 4.1%
4,300	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30 (4)	1,316,316
		$1,316,316
Insured-Sewer Revenue — 3.3%
1,000	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	1,044,920
		$1,044,920
Insured-Special Tax Revenue — 7.3%
2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	2,338,493
		$2,338,493
Insured-Student Loan — 6.4%
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	1,028,140
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25 (5)	1,036,650
		$2,064,790
Insured-Transportation — 8.7%
670	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.617%, 7/1/28 (1)(2)	725,938
2,000	Wayne Charter County, Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.29%, 12/1/28 (1)(6)	2,077,020
		$2,802,958

Insured-Water Revenue — 5.3%
$1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,696,563
		$1,696,563
Lease Revenue/Certificates of Participation — 0.8%
250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	255,233
		$255,233
Transportation — 1.3%
375	Kent County Airport Facility, Variable Rate, 8.84%, 1/1/25 (1)(2)	402,765
		$402,765
Total Tax-Exempt Investments — 154.7% (identified cost $45,900,948)		$49,637,085
Other Assets, Less Liabilities — (0.2)%		$(53,197)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.5)%		$(17,501,532)
Net Assets Applicable to Common Shares — 100.0%		$32,082,356

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 51.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 18.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $4,949,380 or 15.4% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	When-issued security.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

A summary of financial instruments at August 31, 2006 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

12/06	6 U.S. Treasury Bond	Short	$(660,537)	$(666,375)	$(5,838)
12/06	12 U.S. Treasury Note	Short	(1,281,143)	(1,288,500)	(7,357)
					$(13,195)

At August 31, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$45,787,868
Gross unrealized appreciation	$3,849,217
Gross unrealized depreciation	—
Net unrealized appreciation	$3,849,217

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 19, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 19, 2006